INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

6.    INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2022 (26.5% in 2021 and 2020) with income taxes in the consolidated statements of income:

	2022	2021	2020
Income taxes at domestic statutory tax rate	$253.1	$231.5	$233.6
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(0.5)	(5.7)	(1.5)
Tax consolidation transactions (note 26)	(48.9)	(47.0)	(44.7)
Other	(5.8)	1.5	0.5
Income taxes	$197.9	$180.3	$187.9

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2022	2021	2022	2021	2020
Defined benefit plans	$3.4	$23.9	$—	$(2.3)	$(2.5)
Contract assets	(18.3)	(41.2)	(22.9)	(24.3)	6.7
Property, plant and equipment	(400.7)	(435.5)	(34.8)	(24.4)	(15.7)
Goodwill, intangible assets and other assets	(323.9)	(327.6)	(7.7)	7.4	11.7
Long-term debt and derivative financial instruments	(4.8)	(7.1)	3.9	(6.1)	0.6
Other	28.8	24.8	(4.0)	(5.5)	(1.4)
	$(715.5)	$(762.7)	$(65.5)	$(55.2)	$(0.6)

Changes in the net deferred income tax liability are as follows:

	2022	2021
Balance at beginning of year	$(762.7)	$(790.6)
Recognized in income as continuing operations	65.5	55.2
Recognized in other comprehensive income	(14.3)	(26.6)
Business acquisitions	(4.0)	(0.7)
Balance at end of year	$(715.5)	$(762.7)

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholder.